Debt - Additional Information (Detail) - USD ($) $ in Thousands										3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2020	Jun. 08, 2020	May 12, 2020	May 07, 2020	Mar. 16, 2020	Jan. 31, 2020	Jun. 18, 2018	Jan. 31, 2018	Sep. 30, 2013	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Mar. 09, 2017
Debt Instrument [Line Items]
Deferred financing cost										$ 4,456		$ 4,456		$ 11,890	$ 15,277
Prepay of outstanding principal of term loan agreement						$ 2,200		$ 900
Amortization of deferred financing fee										3,200
Accrued interest paid												70,801	$ 66,086	78,807	65,050
Gain (loss) on extinguishment of debt										(37,538)		(37,538)	0		(367)
Proceeds from senior notes												346,500
Interest expense										25,148	$ 21,440	64,882	63,213	83,205	68,742
Original issue discount												562	181	$ 241	178
Versatex [Member]
Debt Instrument [Line Items]
Outstanding borrowings capacity							$ 225,000
Financing fees							6,700
Financing fees capitalised							5,700
Interest expense							1,000
Original issue discount							$ 600
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument maturity date			May 15, 2025
Debt instrument interest rate			9.50%
Amortization of deferred financing fee												180
Debt instrument face amount			$ 350,000
Accrued interest paid		$ 3,900
Gain (loss) on extinguishment of debt	$ (35,600)									$ (35,600)		$ (35,600)
Proceeds from senior notes		350,000
Repayment of debt	350,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument maturity date									Oct. 01, 2021			Oct. 01, 2021		Oct. 01, 2021
Debt instrument interest rate									8.00%	8.00%		8.00%		8.00%
Deferred financing cost														$ 2,800	4,200
Amortization of deferred financing fee												$ 880	1,056
Debt instrument face amount									$ 315,000
Debt instrument, repurchase amount				$ 315,000
Debt Instrument, Repurchase Date				Jun. 08, 2020
Accrued interest paid												4,600
Gain (loss) on extinguishment of debt										$ (1,900)		$ (1,900)
Debt Instrument Redemption Option One [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			40.00%
Debt Instrument, Redemption Price, Percentage			107.125%
Debt Instrument Redemption Option Two [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			40.00%
Debt Instrument, Redemption Price, Percentage			107.125%
Debt Instrument Redemption Option Three [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
CPG International LLC [Member]
Debt Instrument [Line Items]
Debt instrument, covenant description												CPG International LLC is also required to make mandatory prepayments (i) when aggregate borrowings exceed commitments or the applicable borrowing base and (ii) during "cash dominion," which occurs if (a) the availability under the Revolving Credit Facility is less than the greater of (i) $12.5 million and (ii) 10% of the lesser of (x) $150.0 million and (y) the borrowing base, for five consecutive business days or (b) certain events of default have occurred and are continuing.		CPG International LLC is also required to make mandatory prepayments (i) when aggregate borrowings exceed commitments or the applicable borrowing base and (ii) during "cash dominion," which occurs if (a) the availability under the Revolving Credit Facility is less than the greater of (i) $12.5 million and (ii) 10% of the lesser of (x) $150.0 million and (y) the borrowing base, for five consecutive business days or (b) certain events of default have occurred and are continuing.
Financing fees																$ 3,300
Financing fees capitalised																1,500
Interest expense																$ 1,800
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument maturity date												May 05, 2024		May 05, 2024
Deferred financing cost										4,500		$ 4,500		$ 9,100
Prepay of outstanding principal of term loan agreement										337,700
Payment of accrued interest										$ 4,300
Cumulative term loan prepayments estimated														$ 6,400	0
Percentage of principal amount to be repaid by way of instalments												0.25253%		0.25253%
Term loan frequency of instalment payment												quarterly installments		quarterly installments
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | Federal Funds Rate [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												0.50%		0.50%
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | London Interbank Offered Rate (LIBOR) [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument base rate										1.00%		1.00%		1.00%
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | Alternative Base Rate [Member] | Wilmington Trust National Association [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												2.75%		2.75%
Debt instrument base rate										2.00%		2.00%		2.00%
Amended Agreement For Term Loan [Member] | CPG International LLC [Member] | Adjusted Libor [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												3.75%		3.75%
Debt instrument base rate										1.00%		1.00%		1.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument maturity date												Mar. 09, 2022		Mar. 09, 2022
Debt instrument, basis spread on variable rate												1.75%		1.50%
Deferred financing cost										$ 900		$ 900		$ 900	1,200
Amortization of deferred financing fee												287	268	358	358
Aggregate maximum borrowing capacity																	$ 150,000
Loan borrowed					$ 89,000
Outstanding borrowings capacity	$ 70,000									44,000		44,000		0	0
Outstanding letters of credit held										3,900		$ 3,900		$ 3,000	3,100
Debt instrument, description of variable rate basis												LIBOR + 1.75%		LIBOR +1.50%
Line of credit facility, commitment fee description												If the average daily used percentage is greater than 50%, the commitment fee equals 25 basis points, and if the average daily used percentage is less than or equal to 50%, the commitment fee equals 37.5 basis points		If the average daily used percentage is greater than 50%, the commitment fee equals 25 basis points, and if the average daily used percentage is less than or equal to 50%, the commitment fee equals 37.5 basis points.
Line of credit facility, commitment fee amount												$ 300	$ 300	$ 500	600
Debt instrument, covenant description												(i) 10% of the lesser of the aggregate commitments under the Revolving Credit Facility and the borrowing base, and (ii) $12.5 million.		(i) 10% of the lesser of the aggregate commitments under the Revolving Credit Facility and the borrowing base, and (ii) $12.5 million.
Revolving Credit Facility [Member] | 2025 Senior Notes [Member]
Debt Instrument [Line Items]
Repayments of credit		$ 15,000			$ 15,000
Revolving Credit Facility [Member] | CPG International LLC [Member]
Debt Instrument [Line Items]
Available borrowing capacity										97,000		$ 97,000		$ 113,700
Option to increase the commitments										$ 100,000		$ 100,000		$ 100,000
Revolving Credit Facility [Member] | ABR Borrowings [Member]
Debt Instrument [Line Items]
Debt instrument interest rate description												(i) for ABR borrowings, the highest of (a) the Federal Funds Rate plus 50 basis points, (b) the prime rate and (c) the LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points, based on average historical availability		(i) for ABR borrowings, the highest of (a) the Federal Funds Rate plus 50 basis points, (b) the prime rate and (c) the LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points, based on average historical availability
Revolving Credit Facility [Member] | ABR Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												1.00%		1.00%
Debt instrument, description of variable rate basis												LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points		LIBOR as of such date for a deposit in U.S. dollars with a maturity of one month plus 100 basis points, plus, in each case, a spread of 50 to 100 basis points
Revolving Credit Facility [Member] | ABR Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												0.50%		0.50%
Revolving Credit Facility [Member] | ABR Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												1.00%		1.00%
Revolving Credit Facility [Member] | ABR Borrowings [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												0.50%		0.50%
Debt instrument, description of variable rate basis												Federal Funds Rate plus 50 basis points		Federal Funds Rate plus 50 basis points
Revolving Credit Facility [Member] | ABR Borrowings [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis												Prime rate		Prime rate
Revolving Credit Facility [Member] | Eurocurrency Borrowings [Member]
Debt Instrument [Line Items]
Debt instrument interest rate description												For Eurocurrency borrowings, adjusted LIBOR plus a spread of 150 to 200 basis points, based on average historical availability		For Eurocurrency borrowings, adjusted LIBOR plus a spread of 150 to 200 basis points, based on average historical availability.
Revolving Credit Facility [Member] | Eurocurrency Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis												LIBOR plus a spread of 150 to 200 basis points		LIBOR plus a spread of 150 to 200 basis points
Revolving Credit Facility [Member] | Eurocurrency Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												1.50%		1.50%
Revolving Credit Facility [Member] | Eurocurrency Borrowings [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												2.00%		2.00%
Senor Notes Due Two Thousand And Twenty One [Member] | CPG International LLC [Member] | Wilmington Trust National Association [Member]
Debt Instrument [Line Items]
Debt instrument maturity date									Oct. 01, 2021
Debt instrument interest rate									8.00%
Filo Loans [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate maximum borrowing capacity																	$ 8,500
Wilmington Trust National Association [Member] | Amended Agreement For Term Loan [Member] | CPG International LLC [Member]
Debt Instrument [Line Items]
Deferred financing cost														$ 9,100	$ 11,100